Acquired Intangible Assets, Net (Indefinite-lived intangible assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets, gross	$ 5,190,000	$ 2,571,000
Less: Accumulated impairment loss	(1,305,000)	(1,337,000)
Acquired indefinite-lived intangible assets, net	3,885,000	1,234,000
Impairment loss on indefinite-lived intangible assets	0	841,000	197,000
Domain names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets, gross	2,937,000	371,000
Less: Accumulated impairment loss	(282,000)	(288,000)
Trademarks and others [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets, gross	2,253,000	2,200,000
Less: Accumulated impairment loss	$ (1,023,000)	$ (1,049,000)